Pro Forma Financial Information (Detail) (CNY)	12 Months Ended
Dec. 31, 2010
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	108,513,582
Net Loss	(532,673,479)